Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents
Current accounts	$ 182,056	$ 113,655
Time deposits (with original maturities of three months or less)	36,971	149,491
Ship management client accounts	397	601
Restricted cash	147,845
Total cash and cash equivalents	$ 367,269	$ 263,747	$ 342,594	$ 384,092